Trade And Unbilled Receivables And Contract Assets, Net - Schedule of changes in the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, allowance for credit loss, beginning balance	$ 10,307	$ 16,192
Current period provision for expected credit loss	301	65
Write-off charges against the allowance for expected credit losses	(1,446)	(5,950)
Accounts receivable, allowance for credit loss, ending balance	$ 9,162	$ 10,307